Trade Accounts Receivable - Summary of Changes in Estimated Losses on Settlement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of trade accounts receivables [line items]
Beginning balance	$ (12.6)	$ (30.7)	$ (58.5)
Additions/Reversal	(1.8)	1.0	(1.8)
Write-off	4.6	17.0	29.4
Foreign exchange variation		0.1	0.2
Ending balance	$ (9.8)	$ (12.6)	$ (30.7)